CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 9,791	¥ 61,412	¥ 41,226	¥ 71,289
Foreign currency translation:
Change in unrealized gains (losses)	(128)	(805)	(2,191)	312
Reclassification adjustment for losses recorded in net income			44	21
Net change	(128)	(805)	(2,147)	333
Available-for-sale securities:
Change in unrealized gains	123	769	8,911	2,278
Reclassification adjustment for (gains) losses recorded in net income	9	57	(5,764)	(422)
Tax effect	61	385	(1,042)	(488)
Net change	193	1,211	2,105	1,368
Share of other comprehensive income of equity method investees:
Change in unrealized gains (losses)	(148)	(930)	780	65
Interest rate swaps under hedge accounting:
Change in unrealized gains	23	143	433
Forward exchange contracts under hedge accounting:
Change in unrealized (losses) gains	(14)	(85)	169	(168)
Other comprehensive income (loss)	(74)	(466)	1,340	1,598
Total comprehensive income	9,717	60,946	42,566	72,887
Total comprehensive loss attributable to noncontrolling interests	353	2,215	389	102
Total comprehensive income attributable to ordinary shareholders	$ 10,070	¥ 63,161	¥ 42,955	¥ 72,989